2. BASIS OF PREPARATION: Foreign Currency Translation (Policies)	12 Months Ended
Dec. 31, 2024
Policies
Foreign Currency Translation

Foreign Currency Translation

Transactions in foreign currencies are translated into Canadian dollars at rates of exchange at the time of such transactions. Monetary assets and liabilities are translated at the reporting period rate of exchange. Non-monetary assets and liabilities are translated at historical exchange rates. Revenue and expenses denominated in a foreign currency are translated at the monthly average exchange rate. Gains and losses resulting from the translation adjustments are included in income.

The functional currencies for the parent company and each subsidiary are as follows:

Functional Currency
PacePlus, Inc.	United States of America dollar
SystemView, Inc.	United States of America dollar
ZigVoice, Inc.	United States of America dollar
ZenaTech, Inc.	Canada dollar
TillerStack, GmbH.	Euro
PsPortals, Inc.	United States of America dollar
Interactive Systems, Inc.	United States of America dollar
interlinkONE, Inc.	United States of America dollar
ZooOffice, Inc.	United States of America dollar

Financial statements of subsidiaries for which the functional currency is not the Canadian dollar are translated into Canadian dollars as follows: all asset and liability accounts are translated at the year-end exchange rate; all earnings and expense accounts and as well as cash flow statement items are translated at average exchange rates for the year. The resulting translation gains and losses are recorded as exchange differences on translating foreign operations in other comprehensive income.